Convertible notes payable to a related party	12 Months Ended
Dec. 31, 2022
Convertible notes payable to a related party
Convertible notes payable to a related party
15.	Convertible notes payable to a related party

On May 13, 2022, the Company issued convertible notes due in twelve (12) months following the issuance (the “Note”) with aggregate principal of US$10,000 (equivalent to RMB67,871) to one investor, which is a related party. The Note bore an interest rate of 5% per annum.

The Note holder shall have the right to require the Company to redeem for cash all of the Note on the date (the “Redemption Date”) notified in writing by the Company that is not less than 20 business days and not more than 35 business days following the date of the notice of an Event of Default or a Fundamental Change as defined below, or in the event the Company fails to deliver such a notice, the date on which the Note holder becomes aware of the occurrence of an Event of Default or a Fundamental Change, at a price equal to the Redemption Price, which equal to the principal plus interests accrued thereon at an interest rate of 5% per annum.

●	An Event of Default refers to the occurrence of any of the events, including the Company’s breach of conversion obligations, the individual or aggregated amount of the Group’s subsidiaries’ indebtedness, indemnity or guarantee obligations in excess of US$100,000 (or an equivalent amount in any other currency), ECARX (Hubei) Tech’s bankruptcy or involuntary proceeding after seeking liquidation, winding-up, reorganization;
●	a Fundamental Change includes the change of control of the Company via any share exchange, consolidation or mergers or any similar transaction, any sale, lease or other transfer in one transaction or a series of transactions of all or substantially all of the Group’s consolidated assets, to any person outside of the Group, the liquidation or dissolution of the Company, and other events which prohibits listing of the Company.

Conversion of the Note is stipulated as below:

●	In the event the Company consummates a public offering of Class A ordinary shares that is no more than six (6) months following the issuance date, the outstanding principal amount of the Note shall be mandatorily converted to Class A Ordinary Shares at the conversion price of (i) the lesser of (A) US$10.00 per share (assuming that the Company’s authorized shares will be subdivided based on the pre-money equity valuation in connection with an offering via mergers with a special purpose acquisition company to give each ordinary share of the Company a deemed value of US$10.00) and (B) the lowest per share price at which any Class A ordinary shares or ordinary shares of the Company are issued in any subscription by certain investors of the Company’s securities to be issued concurrently, if the offering is via mergers with a special purpose acquisition company; or (ii) the per share offering price in an IPO (the “Initial Conversion Price”). In the event the Company consummates a public offering of Class A ordinary shares that is more than six (6) months following the issuance date, the outstanding principal amount of the Note shall be mandatorily converted to Class A Ordinary Shares at the conversion price of 95% of the Initial Conversion Price.
●	If the Company fails to consummate a public offering of Class A ordinary shares on or prior to the maturity date, the Note holder is entitled to deliver a written notice to the Company within ten (10) business days after the maturity date, electing to convert the Note, the outstanding principal amount of the Note shall be converted into such number of fully paid and non-assessable Series B Preferred Shares at the conversion price equal to the issuance price of the Series B Preferred Shares.

Upon the consummation of the Company’s merger with COVA, we issued 1,052,632 Class A Ordinary Shares to the noteholder as a result of the automatic conversion of the Note at a conversion price of $9.50 per share.